UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-227081-06

Central Index Key Number of Issuing entity:  0001832873

CSAIL 2021-C20 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227081

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001767304

3650 REIT Loan Funding 1 LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of Sponsor as specified in its charter)

Julia C. Powell (212) 538-1807
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “Original Form ABS-EE”), filed with the Securities and Exchange Commission on October 27, 2021 (Accession Number 0001056404-21-013058) with respect to CSAIL 2021-C20 Commercial Mortgage Trust. The purpose of this amendment is to update Exhibit 102 to the Original Form ABS-EE to reflect loan level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. Effective upon the filing of this Form ABS-EE/A, Exhibit 102 of the Original Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 to this Form ABS-EE/A.

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Julia C. Powell
Julia C. Powell, President and CEO

Dated: December 29, 2021

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File